UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

2943 Olney-Sandy Spring Road Olney, Maryland 20832

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 1/31/14

Item 1.  Reports to Stockholders.

Arrow DWA Balanced Fund

Arrow DWA Tactical Fund

Arrow Alternative Solutions Fund

Arrow Managed Futures Strategy Fund

Arrow Commodity Strategy Fund

Semi-Annual Report

January 31, 2014

1-877-277-6933

Distributed by Northern Lights Distributors, LLC

Member FINRA

Arrow DWA Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2014

The Fund's performance figures* for the periods ending January 31, 2014, as compared to its benchmark:
					Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2014
The Arrow DWA Balanced Fund - Class A	4.29%	9.80%	5.80%	10.86%	5.58%
The Arrow DWA Balanced Fund - Class A with load	(1.71)%	3.46%	3.73%	9.55%	4.74%
The Arrow DWA Balanced Fund - Class C	3.90%	8.96%	5.04%	10.02%	4.78%
The Arrow DWA Balanced Fund - Institutional Class Shares	4.35%	10.10%	N/A	N/A	8.12%
Barclays Aggregate Bond Index	1.78%	0.12%	3.73%	4.93%	5.25%
S&P 500 Total Return Index	6.85%	21.52%	13.93%	19.19%	6.84%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is August 7, 2006 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
The Fund’s Asset Classes are as follows:

Asset Class		% of Net Assets
Equity Funds			51.1%
Debt Funds			26.1%
Foreign Index Funds			16.8%
Other, Cash & Cash Equivalents			6.0%
			100.0%

Arrow DWA Tactical Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2014

The Fund's performance figures* for the periods ending January 31, 2014, as compared to its benchmark:
					Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2014
The Arrow DWA Tactical Fund - Class A	6.18%	17.57%	7.14%	12.09%	1.59%
The Arrow DWA Tactical Fund - Class A with load	0.10%	10.78%	5.04%	10.76%	0.53%
The Arrow DWA Tactical Fund - Class C	5.70%	16.57%	6.31%	11.27%	0.82%
The Arrow DWA Tactical Fund - Institutional Class Shares	6.28%	17.83%	N/A	N/A	12.77%
Barclays Aggregate Bond Index	1.78%	0.12%	3.73%	4.93%	4.89%
S&P 500 Total Return Index	6.85%	21.52%	13.93%	19.19%	6.67%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is May 30, 2008 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
The Fund’s Asset Classes are as follows:

Asset Class			% of Net Assets
Equity Funds			89.6%
Foreign Index Fund			9.1%
Other, Cash & Cash Equivalents			1.3%
			100.0%

Arrow Alternative Solutions Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2014

The Fund's performance figures* for the periods ending January 31, 2014, as compared to its benchmark:
					Since Inception** -
	Six Months	One Year	Three Year	Five Year	January 31, 2014
The Arrow Alternative Solutions Fund - Class A	(0.74)%	(2.77)%	(1.17)%	(0.73)%	(2.54)%
The Arrow Alternative Solutions Fund - Class A with load	(6.50)%	(8.41)%	(3.10)%	(1.89)%	(3.46)%
The Arrow Alternative Solutions Fund - Class C	(1.01)%	(3.33)%	(1.89)%	(1.46)%	(3.23)%
The Arrow Alternative Solutions Fund - Institutional Class Shares	(0.61)%	(2.53)%	N/A	N/A	(1.55)%
Barclays Aggregate Bond Index	1.78%	0.12%	3.73%	4.93%	4.98%
S&P 500 Total Return Index	6.85%	21.52%	13.93%	19.19%	4.55%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is October 31, 2007 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

The Barclays Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
The Fund’s Asset Classes are as follows:

Asset Class			% of Net Assets
U.S. Treasury			43.0%
	U.S. Government and Agency Obligations		14.7%
Exchange Traded Funds			12.6%
Corporate Bonds			0.9%
Purchased Put Options			0.0%
	Other, Cash & Cash Equivalents		28.8%
			100.0%

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2014

The Fund's performance figures* for the periods ending January 31, 2014, as compared to its benchmark:
				Since Inception** -
	Six Months	One Year	Three Year	January 31, 2014
The Arrow Managed Futures Strategy Fund - Class A	(0.35)%	(0.93)%	(6.38)%	(3.69)%
The Arrow Managed Futures Strategy Fund - Class A with load	(6.08)%	(6.60)%	(8.21)%	(5.20)%
The Arrow Managed Futures Strategy Fund - Class C	(0.72)%	(1.66)%	(7.06)%	(4.38)%
The Arrow Managed Futures Strategy Fund - Institutional Class Shares	0.12%	(0.35)%	N/A	(3.51)%
Trader Vic Index	(2.19)%	(3.23)%	(15.43)%	(2.76)%
S&P 500 Total Return Index	6.85%	21.52%	13.93%	13.84%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

The Trader Vic Index (TVICER) was developed by Enhanced Alpha Management, L.P. and designed and calculated by RBS through an exclusive partnership. The TVI is a rules-based, long/short index comprised of a diversified basket of 24 futures contracts spread across three asset classes: physical commodities, global currencies and US interest rates.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.
** Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.
The Fund’s Asset Classes are as follows:

Asset Class		% of Net Assets
U.S. Treasury		77.0%
Money Market		15.8%
Other / Cash & Cash Equivalents		7.2%
		100.0%

Arrow Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2014

The Fund's performance figures* for the periods ended January 31, 2014, as compared to its benchmark:

			Since Inception** -
	Six Months	One Year	January 31, 2014
The Arrow Commodity Strategy Fund - Class A	(1.35)%	(14.04)%	(5.49)%
The Arrow Commodity Strategy Fund - Class A with load	(7.07)%	(18.99)%	(7.29)%
The Arrow Commodity Strategy Fund - Class C	(1.63)%	(14.66)%	(6.16)%
The Arrow Commodity Strategy Fund - Institutional Class Shares	(1.23)%	(13.80)%	(9.10)%
Longview Extended Commodity Index	0.01%	(12.50)%	(3.37)%
S&P 500 Total Return Index	6.85%	21.52%	14.39%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-277-6933.

** Inception date is December 31, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.
Longview Extended Commodity Index (LEX): A fundamentally constructed index for measuring the performance of the commodity markets.
The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Asset Classes are as follows:

Asset Class		% of Net Assets
U.S. Treasury		78.8%
Exchange Traded Notes-Commodity		2.5%
Other / Cash & Cash Equivalents		18.7%
		100.0%

.

	Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 94.0%
	DEBT FUNDS - 26.1%
369,697	iShares Barclays 7-10 Year Treasury Bond ETF	$ 37,812,610
472,484	Vanguard Short-Term Bond ETF	37,964,089
		75,776,699
	EQUITY FUNDS - 51.1%
99,570	iShares Dow Jones US Consumer Services ETF	11,541,158
115,350	iShares Dow Jones US Healthcare ETF	13,637,831
165,910	iShares Dow Jones US Financials ETF	12,828,161
286,250	J.P. Morgan Alerian MLP Index ETN	13,327,800
625,850	Vanguard Mid-Cap Value ETF	48,609,770
508,400	Vanguard Small-Cap Value ETF	48,125,142
		148,069,862
	FOREIGN INDEX FUNDS - 16.8%
601,949	iShares MSCI Belgium Capped ETF +	9,516,814
362,100	iShares MSCI Germany ETF	10,801,443
755,850	iShares MSCI Japan ETF	8,563,781
382,750	iShares MSCI Netherlands Capped ETF	9,308,480
333,100	iShares MSCI Switzerland Capped ETF	10,659,200
		48,849,718

	TOTAL EXCHANGE TRADED FUNDS (Cost $227,258,769)	272,696,279

	SHORT-TERM INVESTMENT - 6.1%
	MONEY MARKET FUND - 6.1%
17,698,422	Fidelity Institutional Money Market Fund - Money Market Portfolio	17,698,422
	to yield 0.04% * ++ (Cost $17,698,422)

	TOTAL INVESTMENTS - 100.1% (Cost $244,957,191) (a)	$ 290,394,701
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(397,657)
	NET ASSETS - 100.0%	$ 289,997,044

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $245,142,380 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 45,335,766
	Unrealized Depreciation:	(83,445)
	Net Unrealized Appreciation:	$ 45,252,321
* Money market fund; interest rate reflects seven-day effective yield on January 31, 2014.
+ Affiliated company - The Arrow DWA Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
++ All or a portion of this investment is a holding of the ADWAB Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

FUTURES CONTRACTS

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
(214)	Dollar Index Future	Mar-14	$ (17,420,242)	$ (266,462)

++ All or a portion of these contracts are holdings of the ADWAB Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 98.7%
	EQUITY FUNDS - 89.6%
404,750	Consumer Discretionary Select Sector SPDR Fund	$ 25,426,395
447,950	First Trust Large-Cap Core AlphaDEX Fund	17,752,258
397,750	First Trust Mid-Cap Core AlphaDEX Fund	19,461,908
396,850	First Trust Small-Cap Core AlphaDEX Fund	18,370,186
459,750	Health Care Select Sector SPDR Fund	25,727,610
428,950	Industrial Select Sector SPDR Fund	21,460,368
265,100	Vanguard Mid-Cap Value ETF	20,590,318
175,150	Vanguard Small-Cap Growth ETF	21,175,635
209,200	Vanguard Small-Cap Value ETF	19,802,872
		189,767,550
	FOREIGN INDEX FUNDS - 9.1%
489,100	iShares MSCI EMU ETF	19,206,957

	TOTAL EXCHANGE TRADED FUNDS (Cost $180,635,905)	208,974,507

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
4,418,963	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.04%* + (Cost $4,418,963)	4,418,963

	TOTAL INVESTMENTS - 100.8% (Cost $185,054,868) (a)	$ 213,393,470
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)	(1,685,084)
	NET ASSETS - 100.0%	$ 211,708,386

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $185,075,213 and differs and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 28,318,257
	Unrealized Depreciation	-
	Net Unrealized Appreciation:	$ 28,318,257

* Money market fund; interest rate reflects seven-day effective yield on January 31, 2014.
+All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Shares			Value
		EXCHANGE TRADED FUNDS - 12.6%
		DEBT EXCHANGE TRADED FUNDS - 12.6%
500		iShares iBoxx $ High Yield Corporate Bond Fund	$ 46,625
550		iShares iBoxx $ Investment Grade Corporate Bond Fund	63,987
500		iShares JPMorgan USD Emerging Markets Bond Fund	53,650
2,700		iShares TIPS Bond ETF	302,967
11,300		ProShares Short 20+ Year Treasury +	349,283
1,500		SPDR Barclays High Yield Bond ETF	61,185
		TOTAL EXCHANGE TRADED FUNDS (Cost $828,219)	877,697

Principal
		CORPORATE BOND - 0.9%
		PIPELINES - 0.9%
$ 50,000		Kinder Morgan Energy Partners LP, 9.00% due 2/1/2019	63,920
		TOTAL CORPORATE BOND (Cost $53,624)

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.7%
123,000		Federal Home Loan Mortgage Corp., 5.00% due 11/13/2014	127,641
33,740		Federal National Mortgage Association, Pool 357919, 5.50% due 8/1/2020	36,906
5,520		Federal National Mortgage Association, Pool 905090, 5.50% due 10/1/2021	6,038
20,316		Federal National Mortgage Association, Pool 950647, 5.50% 8/1/2022	22,223
256,425		Federal National Mortgage Association, Pool 257157, 4.00% due 3/1/2023	273,709
219,878		Federal National Mortgage Association, Pool 745418, 5.50% due 4/1/2036	242,080
300,000	(b)	United States Treasury TIPS Bond, 0.125% due 4/15/2017	318,616
		TOTAL U.S. GOVERNMENT AND AGENCY	1,027,213
		OBLIGATIONS (Cost $987,334)

Contracts
		PURCHASED PUT OPTION - 0.0%
150		CBOE SPX Volatility Index	2,200
		Expiration February 2014, Exercise Price $32.50
		TOTAL PURCHASED PUT OPTION (Cost $1,870)	2,200
Shares
		SHORT-TERM INVESTMENTS - 53.0%
		MONEY MARKET FUND - 10.0%
695,810		Fidelity Institutional Money Market Fund - Money Market Portfolio	695,810
		to yield 0.04% * ++
		U.S. TREASURY - 43.0% **
1,500,000		United States Treasury Bill, due 3/6/2014 0.130%	1,499,945
1,500,000		United States Treasury Bill, due 4/10/2014 0.055%	1,499,986
			2,999,931

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,695,741)	3,695,741

		TOTAL INVESTMENTS - 81.2% (Cost $5,566,788) (a)	$ 5,666,771
		OTHER ASSETS IN EXCESS OF LIABILITIES - 18.8%	1,314,908
		NET ASSETS - 100.0%	$ 6,981,679

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2014 (Unaudited)

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $5,565,738 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation	$ 102,251
	Unrealized Depreciation	(1,218)
	Net Unrealized Appreciation	$ 101,033

+ Non income producing security.
* Money market fund; interest rate reflects seven-day effective yield on January 31, 2014.
** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Northern Lights SPC.
TIPS - Treasury Inflation-Protected Security
(b) Principal amount of security is adjusted for inflation factor.

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

FUTURES CONTRACTS
Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(9)	CBOE VIX	Feb-14	$ (125,100)	$ (31,950)
(5)	US 10 Year Note	Mar-14	(632,188)	(1,797)

		Net Unrealized Loss from Open Short Futures Contracts		$ (33,747)

Unrealized
Gain / (Loss)
LONG INDEX SWAP CONTRACTS ++ ^

Proprietary Index July 2017,  Long Custom Managed Futures Index Swap- Deutsche Bank AG, to receive the appreciation of the index vs the depreciation of the index plus 1% per annum, Federal Fund rate plus 30bps (Notional Amount $5,494,368)

	Unrealized Loss from Long Index Swap Contracts			$ (7,942)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Principal		Value
	SHORT-TERM INVESTMENTS - 92.8%
	U.S. TREASURY - 77.0%***
1,000,000	United States Treasury Bills due 2/13/2014, 0.130%	$ 1,000,017
3,000,000	United States Treasury Bills due 3/6/2014, 0.005%	2,999,904
3,000,000	United States Treasury Bills due 4/10/2014, 0.055%	2,999,969
		6,999,890
Shares
	MONEY MARKET FUND - 15.8%
1,438,308	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.04% ** ++	1,438,308

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,438,198)	8,438,198

	TOTAL INVESTMENTS - 92.8% (Cost $8,438,198) (a)	$ 8,438,198
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%	655,705
	NET ASSETS - 100.0%	$ 9,093,903

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation	$ -
	Unrealized Depreciation	-
	Net Unrealized Appreciation	$ -
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2014.
*** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the Arrow MFT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2014

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
5	Cocoa ++	Sep-14	$ 146,000	$ 10
3	Euro	Sep-14	505,875	(423)
3	Live Cattle ++	Apr-14	168,510	7,713
2	NY Harbor ULSD Future ++	Jun-14	24,373,440	(147)

			Net Unrealized Gain from Open Long Futures Contracts	$ 7,153

Short			Underlying Face	Unrealized
Contracts	Open Short Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
(2)	Australian Dollar	Sep-14	$ (172,340)	$ (40)
(3)	Canadian Dollar	Sep-14	(268,230)	(1,205)
(15)	Corn ++	Dec-14	(337,500)	(163)
(3)	Cotton ++	Jul-14	(128,910)	60
(2)	Gasoline RBOB ++	Jun-14	(234,562)	6,485
(4)	Gold ++	Apr-14	(495,920)	1,383
(3)	Japanese Yen	Sep-14	(367,050)	(198)
(1)	Platinum ++	Apr-14	(68,785)	(30)
(2)	Silver ++	Sep-14	(192,130)	(80)
(3)	Soybean ++	Sep-14	(171,675)	(1,188)
(4)	Wheat ++	Sep-14	(114,000)	(450)
(30)	World Sugar #11 ++	Oct-14	(553,392)	(661)

			Net Unrealized Gain from Open Short Futures Contracts	$ 3,913

			Net Unrealized Gain from Open Futures Contracts	$ 11,066

++ All or a portion of these constracts are holdings of the Arrow MFT Fund Limited.
^ All collateral for open futures contracts consists of cash included as Deposits with brokers.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014
Shares		Value
	EXCHANGE TRADED NOTES - 2.5%
	COMMODITY - 2.5%
7,100	iPath Dow Jones-UBS Commodity Index Total Return ETN *	$ 261,280
	TOTAL EXCHANGE TRADED NOTES (Cost $261,382)

	SHORT-TERM INVESTMENTS - 88.4%
Principal
	U.S. TREASURY - 78.8%***
$ 3,000,000	United States Treasury Bills due 3/6/2014, 0.005%	2,999,959
2,200,000	United States Treasury Bills due 2/13/2014, 0.130%	2,200,007
3,000,000	United States Treasury Bills due 4/10/2014, 0.055%	2,999,972
		8,199,938
Shares
	MONEY MARKET FUND - 9.6%
992,778	Fidelity Institutional Money Market Fund - Money Market Portfolio
	to yield 0.04% ** ++	992,778

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,192,715)	9,192,716

	TOTAL INVESTMENTS - 90.9% (Cost $9,454,098) (a)	$ 9,453,996
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.1%	946,551
	NET ASSETS - 100.0%	$ 10,400,547

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,465,070 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	(11,074)
	Net Unrealized Depreciation:	$ (11,074)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on January 31, 2014.
*** Interest rate represents discount rate at time of purchase.
++ All or a portion of this investment is a holding of the ACT Fund Limited.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2013

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
10	Cocoa	Dec-14	$ 289,500	$ 30,730
10	Coffee "C"	Dec-14	499,875	30,675
10	Copper	Dec-14	798,125	(34,000)
10	Corn	Dec-14	225,000	(21,746)
10	Cotton #2	Dec-14	382,000	(3,952)
10	Crude Oil	Dec-14	899,200	(30,037)
10	Gasoline RBOB	Jun-14	1,172,808	(47,578)
10	Gold	Dec-14	1,242,200	(121,830)
10	Lean Hogs	Jun-14	419,300	40,560
10	Live Cattle	Jun-14	526,000	15,970
10	Natural Gas	Mar-15	454,400	39,347
10	NY Harbor ULSD	Jun-14	121,867,200	(50,673)
10	Silver	Dec-14	962,500	(164,445)
10	Soybean	Nov-14	552,250	(39,804)
10	Wheat	Dec-14	291,375	(51,250)
10	World Sugar # 11	Mar-15	193,648	(4,928)

	Net Unrealized Loss from Open Long Futures Contracts			$ (412,961)

	Net Unrealized Loss from Open Futures Contracts			$ (412,961)

++ All or a portion of these contracts are holdings of the ACT Fund Limited.
^ All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2014
			Arrow	Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Commodity
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Strategy Fund
ASSETS
Investment securities:
Unaffiliated companies, At cost	$ 237,408,871	$ 185,054,868	$ 5,566,788	$ 8,438,198	$ 9,454,098
Affiliated companies, At cost	7,548,320	-	-	-	-
Total investments, At cost	244,957,191	185,054,868	5,566,788	8,438,198	9,454,098
Unaffiliated companies, At value	$ 280,877,887	$ 213,393,470	$ 5,666,771	$ 8,438,198	$ 9,453,996
Affiliated companies, At value	9,516,814	-	-	-	-
Total investments, At value	290,394,701	213,393,470	5,666,771	8,438,198	9,453,996
Cash	-	-	-	-	-
Deposits with brokers	675,248	18,687	1,665,287	679,338	1,375,146
Receivable for Fund shares sold	331,638	359,204	-	11,929	-
Dividends and interest receivable	2,018	117	5,916	300	207
Receivable for securities sold	-	-	623,836	-	-
Variation margin - due from broker	-	-	-	11,066	-
Prepaid expenses and other assets	29,464	22,797	29,332	32,992	34,316
TOTAL ASSETS	291,433,069	213,794,275	7,991,142	9,173,823	10,863,665

LIABILITIES
Payable for investments purchased	-	1,424,277	917,648	-	-
Payable for Fund shares repurchased	714,985	366,479	10,950	28,804	12,000
Investment advisory fees payable	250,530	182,228	4,574	6,540	4,117
Due to broker - Variation margin	266,462	-	33,747	-	412,961
Distribution (12b-1) fees payable	127,149	67,350	844	1,693	2,851
Accrued expenses and other liabilities	51,738	19,926	28,375	28,509	27,836
Fees payable to other affiliates	25,161	25,629	5,383	14,374	3,353
Unrealized depreciation on swap contracts	-	-	7,942	-	-
TOTAL LIABILITIES	1,436,025	2,085,889	1,009,463	79,920	463,118
NET ASSETS	$ 289,997,044	$ 211,708,386	$ 6,981,679	$ 9,093,903	$ 10,400,547

Net Assets Consist Of:
Paid in capital
[$0 par value, unlimited shares authorized]	$ 253,910,003	$ 204,512,940	$ 12,217,381	$ 34,110,385	$ 13,918,192
Accumulated net investment income (loss)	220,649	(398,069)	(162,773)	(584,243)	(188,462)
Accumulated net realized loss from
security transactions, futures contracts,
purchased options and swaps	(9,304,656)	(20,745,087)	(5,131,223)	(24,443,305)	(2,916,120)
Net unrealized appreciation (depreciation) of
investments, futures contracts and swaps	45,171,048	28,338,602	58,294	11,066	(413,063)
NET ASSETS	$ 289,997,044	$ 211,708,386	$ 6,981,679	$ 9,093,903	$ 10,400,547

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
January 31, 2014
				Arrow	Arrow
			Arrow	Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 141,148,353	$ 96,679,997	$ 5,369,454	$ 6,348,795	$ 9,975,897
Shares of beneficial interest outstanding	9,844,192	9,695,922	665,834	747,412	1,244,346
Net asset value
(Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 14.34	$ 9.97	$ 8.06	$ 8.49	$ 8.02
Maximum offering price per share
(maximum sales charges of 5.75%) (b)	$ 15.21	$ 10.58	$ 8.55	$ 9.01	$ 8.51
Class C Shares:
Net Assets	$ 118,936,158	$ 56,368,164	$ 1,044,587	$ 1,485,640	$ 243,932
Shares of beneficial interest outstanding	8,581,530	5,846,893	133,490	179,027	31,054
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 13.86	$ 9.64	$ 7.83	$ 8.30	$ 7.86

Institutional Class Shares:
Net Assets	$ 29,912,533	$ 58,660,225	$ 567,638	$ 1,259,468	$ 180,718
Shares of beneficial interest outstanding	2,078,280	5,877,599	70,063	147,212	22,428
Net asset value
(Net assets ÷ Shares outstanding),
offering price and redemption price per (a)	$ 14.39	$ 9.98	$ 8.10	$ 8.56	$ 8.07	(c)

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.
(c)	NAV may not recalculate due to rounding of shares.

See accompanying notes to consolidated financial statements.

The Arrow Funds
CONSOLIDATED STATEMENTS OF OPERATIONS
For the Six Months Ended January 31, 2014 (Unaudited)
					Arrow
			Arrow	Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Alternative	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Solutions Fund	Fund	Fund
INVESTMENT INCOME
Dividends from unaffiliated companies	$ 2,889,801	$ 1,803,212	$ 7,029	$ -	$ -
Dividends from affiliated companies	466,957	-	-	-	-
Interest	2,869	690	16,741	3,230	1,277
Less: Foreign witholding tax	(499)	-	(150)	-	-
TOTAL INVESTMENT INCOME	3,359,128	1,803,902	23,620	3,230	1,277

EXPENSES
Investment advisory fees	1,465,635	972,334	29,551	86,565	34,105
Distribution (12b-1) fees, Class C	598,449	260,135	6,451	10,712	1,346
Distribution (12b-1) fees, Class A	182,376	117,595	7,419	14,657	10,047
Administrative services fees	106,536	72,474	5,704	13,910	2,944
Non 12b-1 shareholder servicing	79,120	52,256	6,440	10,440	1,104
Transfer agent fees	75,072	57,515	4,416	15,599	7,176
Printing and postage expenses	25,760	14,168	1,656	4,942	1,472
Accounting services fees	33,856	28,941	18,952	20,227	18,400
Registration fees	22,632	22,632	22,632	22,632	17,664
Professional fees	20,074	15,659	13,073	12,053	12,251
Custodian fees	16,744	10,488	5,520	5,316	3,025
Trustees' fees and expenses	8,648	4,784	368	1,281	184
Insurance expense	5,888	10,672	184	1,840	230
Compliance officer fees	5,461	3,397	151	430	129
Other expenses	770	920	736	4,039	736
TOTAL EXPENSES	2,647,021	1,643,970	123,253	224,643	110,813
Less: Fees waived	-	-	-	-	(24,702)
NET EXPENSES	2,647,021	1,643,970	123,253	224,643	86,111

NET INVESTMENT INCOME (LOSS)	712,107	159,932	(99,633)	(221,413)	(84,834)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Security transactions, unaffiliated companies	1,469,921	9,349,196	70,002	(150,316)	(10,097)
Security transactions, affiliated companies	64,306	-	-	-	-
Futures contracts	(273,131)	-	65,785	(494,335)	(429,203)
Swap contracts	-	-	(129,108)	-	-
Purchased options	-	-	(12,800)	-	-
	1,261,096	9,349,196	(6,121)	(644,651)	(439,300)
Net change in unrealized appreciation
(depreciation) of:
Securities, unaffiliated companies	5,429,811	1,298,748	(61,343)	132,170	2,234
Securities, affiliated companies	4,311,931	-	-	-	-
Futures contracts	(46,764)	-	(88,310)	271,225	395,036
Swap contracts	-	-	187,834	-	-
Purchased options	-	-	1,380		-
	9,694,978	1,298,748	39,561	403,395	397,270
NET REALIZED AND UNREALIZED
GAIN (LOSS)	10,956,074	10,647,944	33,440	(241,256)	(42,030)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 11,668,181	$ 10,807,876	$ (66,193)	$ (462,669)	$ (126,864)

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
FROM OPERATIONS
Net investment income	$ 712,107	$ 341,252
Net realized gain from security and futures transactions	1,261,096	23,548,257
Net change in unrealized appreciation of securities and futures contracts	9,694,978	7,756,770
Net increase in net assets resulting from operations	11,668,181	31,646,279

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	15,049,152	22,331,269
Class C	6,078,165	10,297,056
Institutional Class	8,473,025	17,019,857
Redemption fee proceeds:
Class A	188	819
Class C	155	97
Institutional Class	35	18
Payments for shares redeemed:
Class A	(26,061,978)	(67,333,518)
Class C	(9,623,109)	(27,792,438)
Institutional Class	(4,511,228)	(15,269,108)
Net decrease in net assets from shares of beneficial interest	(10,595,595)	(60,745,948)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,072,586	(29,099,669)

NET ASSETS
Beginning of Period	288,924,458	318,024,127
End of Period *	$ 289,997,044	$ 288,924,458
* Includes accumulated net investment gain (loss) of:	$ 220,649	$ (491,458)

SHARE ACTIVITY - Class A
Shares Sold	1,057,730	1,690,486
Shares Redeemed	(1,841,853)	(5,237,600)
Net decrease in shares of beneficial interest outstanding	(784,123)	(3,547,114)
SHARE ACTIVITY - Class C
Shares Sold	444,059	808,088
Shares Redeemed	(704,784)	(2,204,287)
Net decrease in shares of beneficial interest outstanding	(260,725)	(1,396,199)

SHARE ACTIVITY - Institutional Class
Shares Sold	599,163	1,346,742
Shares Redeemed	(317,197)	(1,190,620)
Net increase in shares of beneficial interest outstanding	281,966	156,122

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
FROM OPERATIONS
Net investment income	$ 159,932	$ 1,220,976
Net realized gain from security transactions and futures contracts	9,349,196	4,030,683
Net change in unrealized appreciation of
securities and futures contracts	1,298,748	18,454,601
Net increase in net assets resulting from operations	10,807,876	23,706,260

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(1,307,660)
Class C	-	(490,090)
Institutional Class	-	(586,754)
Net decrease in net assets from distributions to shareholders	-	(2,384,504)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,617,985	37,110,543
Class C	10,885,193	5,986,498
Institutional Class	22,860,033	25,400,851
Net asset value of shares issued in reinvestment of distributions:
Class A	-	1,177,096
Class C	-	449,473
Institutional Class	-	506,638
Redemption fee proceeds:
Class A	2,196	9,026
Class C	1,264	5,360
Institutional Class	1,268	3,576
Payments for shares redeemed:
Class A	(27,145,514)	(58,505,468)
Class C	(4,096,775)	(18,621,262)
Institutional Class	(7,936,778)	(16,114,359)
Net increase (decrease) in net assets from shares of beneficial interest	25,188,872	(22,592,028)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,996,748	(1,270,272)

NET ASSETS
Beginning of Period	175,711,638	176,981,910
End of Period *	$ 211,708,386	$ 175,711,638
* Includes accumulated net investment loss of:	$ (398,069)	$ (558,001)

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
SHARE ACTIVITY - Class A
Shares Sold	3,124,018	4,207,316
Shares Reinvested	-	144,963
Shares Redeemed	(2,774,367)	(6,915,907)
Net increase (decrease) in shares of beneficial interest outstanding	349,651	(2,563,628)
SHARE ACTIVITY - Class C
Shares Sold	1,146,443	701,696
Shares Reinvested	-	56,752
Shares Redeemed	(435,595)	(2,260,227)
Net increase (decrease) in shares of beneficial interest outstanding	710,848	(1,501,779)

SHARE ACTIVITY - Institutional Class
Shares Sold	2,326,367	2,949,391
Shares Reinvested	-	62,471
Shares Redeemed	(826,803)	(1,923,179)
Net increase in shares of beneficial interest outstanding	1,499,564	1,088,683

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
FROM OPERATIONS
Net investment loss	$ (99,633)	$ (13,685)
Net realized gain (loss) from security transactions, futures contracts,
swap contracts, and purchased options	(6,121)	1,618,179
Net change in unrealized appreciation (depreciation) of securities,
futures contracts, swap contracts, and purchased options	39,561	(1,743,760)
Net decrease in net assets resulting from operations	(66,193)	(139,266)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	359,963	2,347,726
Class C	69,189	41,268
Institutional Class	41,787	959,418
Redemption fee proceeds:
Class A	210	95
Class C	48	12
Institutional Class	23	5
Payments for shares redeemed:
Class A	(1,202,874)	(10,815,391)
Class C	(398,801)	(708,901)
Institutional Class	(236,631)	(1,514,149)
Net decrease in net assets from shares of beneficial interest	(1,367,086)	(9,689,917)

TOTAL DECREASE IN NET ASSETS	(1,433,279)	(9,829,183)

NET ASSETS
Beginning of Period	8,414,958	18,244,141
End of Period *	$ 6,981,679	$ 8,414,958
* Includes accumulated net investment loss of:	$ (162,773)	$ (63,140)

SHARE ACTIVITY - Class A
Shares Sold	44,747	285,888
Shares Redeemed	(149,693)	(1,325,776)
Net decrease in shares of beneficial interest outstanding	(104,946)	(1,039,888)
SHARE ACTIVITY - Class C
Shares Sold	8,812	5,163
Shares Redeemed	(51,154)	(88,843)
Net decrease in shares of beneficial interest outstanding	(42,342)	(83,680)

SHARE ACTIVITY - Institutional Class
Shares Sold	5,188	117,089
Shares Redeemed	(29,414)	(184,957)
Net decrease in shares of beneficial interest outstanding	(24,226)	(67,868)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
FROM OPERATIONS
Net investment loss	$ (221,413)	$ (803,541)
Net realized loss from security transactions, futures contracts
and swap contracts	(644,651)	(955,461)
Net change in unrealized appreciation (depreciation)
of securities, future contracts and swap contracts	403,395	(639,305)
Net decrease in net assets resulting from operations	(462,669)	(2,398,307)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,216,146	10,108,673
Class C	7,294	196,753
Institutional Class	3,170,515	5,633,077
Redemption fee proceeds:
Class A	512	3,642
Class C	143	301
Institutional Class	113	594
Payments for shares redeemed:
Class A	(19,073,845)	(69,058,282)
Class C	(1,289,252)	(1,734,396)
Institutional Class	(9,380,158)	(600,719)
Net decrease in net assets from shares of beneficial interest	(24,348,532)	(55,450,357)

TOTAL DECREASE IN NET ASSETS	(24,811,201)	(57,848,664)

NET ASSETS
Beginning of Period	33,905,104	91,753,768
End of Period *	$ 9,093,903	$ 33,905,104
* Includes accumulated net investment loss of:	$ (584,243)	$ (362,830)

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
SHARE ACTIVITY - Class A
Shares Sold	263,832	1,187,512
Shares Redeemed	(2,280,541)	(8,079,349)
Net decrease in shares of beneficial interest outstanding	(2,016,709)	(6,891,837)
SHARE ACTIVITY - Class C
Shares Sold	890	23,551
Shares Redeemed	(157,197)	(207,698)
Net decrease in shares of beneficial interest outstanding	(156,307)	(184,147)

SHARE ACTIVITY - Institutional Class
Shares Sold	378,348	659,769
Shares Redeemed	(1,115,691)	(69,959)
Net increase (decrease) in shares of beneficial interest outstanding	(737,343)	589,810

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
FROM OPERATIONS
Net investment loss	$ (84,834)	$ (208,803)
Net realized loss from security transactions and futures contracts	(439,300)	(1,442,605)
Net change in unrealized appreciation
of securities and futures contracts	397,270	841,715
Net decrease in net assets resulting from operations	(126,864)	(809,693)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,826,225	5,665,363
Class C	97,868	22,400
Institutional Class	89,255	412,950
Redemption fee proceeds:
Class A	-	874
Class C	6	51
Institutional Class	-	21
Payments for shares redeemed:
Class A	(1,503,649)	(9,658,066)
Class C	(153,794)	(418,360)
Institutional Class	(81,606)	(193,999)
Net increase (decrease) in net assets from shares of beneficial interest	3,274,305	(4,168,766)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,147,441	(4,978,459)
NET ASSETS
Beginning of Period	7,253,106	12,231,565
End of Period *	$ 10,400,547	$ 7,253,106
* Includes accumulated net investment loss of:	$ (188,462)	$ (103,628)

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2014	Year Ended
	(Unaudited)	July 31, 2013
SHARE ACTIVITY - Class A
Shares Sold	593,214	641,309
Shares Redeemed	(182,441)	(1,081,956)
Net increase (decrease) in shares of beneficial interest outstanding	410,773	(440,647)
SHARE ACTIVITY - Class C
Shares Sold	12,272	2,465
Shares Redeemed	(19,143)	(48,187)
Net (decrease) in shares of beneficial interest outstanding	(6,871)	(45,722)

SHARE ACTIVITY - Institutional Class
Shares Sold	10,754	43,764
Shares Redeemed	(10,005)	(22,086)
Net increase in shares of beneficial interest outstanding	749	21,678

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year		Year	Year	Year
	January 31,		Ended	Ended		Ended	Ended	Ended
	2014		July 31,	July 31,		July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2013	2012		2011	2010	2009
Net asset value, beginning of period	$ 13.75		$ 12.31	$ 12.55		$ 10.96	$ 9.93	$ 11.68

Activity from investment operations:
Net investment income (1)	0.05		0.05	0.02		0.07	0.05	0.09
Net realized and unrealized
gain (loss) on investments	0.54		1.39	(0.26)		1.57	1.10	(1.78)
Total from investment operations	0.59		1.44	(0.24)		1.64	1.15	(1.69)

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-		-	(0.00)	(3)	(0.05)	(0.12)	(0.06)
Total distributions	-		-	(0.00)		(0.05)	(0.12)	(0.06)

Net asset value, end of period	$ 14.34		$ 13.75	$ 12.31		$ 12.55	$ 10.96	$ 9.93

Total return (2)	4.29%	(7)	11.70%	(1.89)%		15.02%	11.58%	(14.42)%

Net assets, end of period (000s)	$ 141,148		$ 146,164	$ 174,565		$ 259,375	$ 171,562	$ 194,853

Ratio of expenses to average
net assets (4)	1.52%	(6)	1.55%	1.55%		1.54%	1.58%	1.57%
Ratio of net investment income
to average net assets (4)(5)	0.77%	(6)	0.39%	0.13%		0.63%	0.43%	0.95%

Portfolio Turnover Rate	14%	(7)	72%	112%		59%	95%	136%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Annualized.
(7) Not Annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2014		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009
Net asset value, beginning of period	$ 13.34		$ 12.04	$ 12.36	$ 10.83	$ 9.82	$ 11.57

Activity from investment operations:
Net investment income (loss) (1)	0.00	(3)	(0.04)	(0.07)	(0.02)	(0.03)	0.02
Net realized and unrealized
gain (loss) on investments	0.52		1.34	(0.25)	1.55	1.09	(1.76)
Total from investment operations	0.52		1.30	(0.32)	1.53	1.06	(1.74)

Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00

Less distributions from:
Net investment income	-		-	-	-	(0.05)	(0.01)
Total distributions	-		-	-	-	(0.05)	(0.01)

Net asset value, end of period	$ 13.86		$ 13.34	$ 12.04	$ 12.36	$ 10.83	$ 9.82

Total return (2)	3.90%	(7)	10.80%	(2.59)%	14.13%	10.84%	(15.08)%

Net assets, end of period (000s)	$ 118,936		$ 117,992	$ 123,257	$ 133,306	$ 99,202	$ 85,163

Ratio of expenses to average
net assets (4)	2.27%	(6)	2.30%	2.30%	2.29%	2.33%	2.33%
Ratio of net investment income (loss)
to average net assets (4)(5)	0.01%	(6)	(0.36)%	(0.62)%	(0.15)%	(0.32)%	0.20%

Portfolio Turnover Rate	14%	(7)	72%	112%	59%	95%	136%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Amount represents less than $0.01 per share.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(6) Annualized.
(7) Not annualized.

See accompanying notes to consolidated financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Period
	January 31,		Ended	Ended
	2014		July 31,	July 31,
Institutional Class Shares	(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 13.79		$ 12.32	$ 12.44

Activity from investment operations:
Net investment income (2)	0.07		0.09	0.04
Net realized and unrealized
gain (loss) on investments	0.53		1.38	(0.16)
Total from investment operations	0.60		1.47	(0.12)

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00

Net asset value, end of period	$ 14.39		$ 13.79	$ 12.32

Total return (3)	4.35%	(5)	11.93%	(0.96)%	(5)

Net assets, end of period (000s)	$ 29,913		$ 24,768	$ 20,202

Ratio of expenses to average
net assets (7)	1.27%	(4)	1.30%	1.30%	(4)
Ratio of net investment income
to average net assets (7)(8)	1.06%	(4)	0.67%	0.94%	(4)

Portfolio Turnover Rate	14%	(5)	72%	112%	(5)

(1)	The Institutional Class shares of the Arrow DWA Balanced Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Six Months
		Ended		Year		Year		Year		Year		Year
		January 31,		Ended		Ended		Ended		Ended		Ended
		2014		July 31,		July 31,		July 31,		July 31,		July 31,
Class A Shares		(Unaudited)		2013		2012		2011		2010		2009
Net asset value, beginning of period		$ 9.39		$ 8.17		$ 9.62		$ 7.77		$ 7.09		$ 9.22

Activity from investment operations:
	Net investment income (loss) (1)	0.02		0.08		0.03		(0.02)		(0.04)		0.01
	Net realized and unrealized
	gain (loss) on investments	0.56		1.29		(0.92)		1.87		0.72		(2.11)
Total from investment operations		0.58		1.37		(0.89)		1.85		0.68		(2.10)

Paid-in-capital from redemption fees		0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)	0.01		0.00	(5)

Less distributions from:
	Net investment income	-		(0.15)		-		-		(0.01)		(0.03)
	Net realized gains	-		-		(0.56)		-		-		-
Total distributions		-		(0.15)		(0.56)		-		(0.01)		(0.03)

Net asset value, end of period		$ 9.97		$ 9.39		$ 8.17		$ 9.62		$ 7.77		$ 7.09

Total return (2)		6.18%	(9)	16.99%		(9.03)%		23.81%		9.72%		(22.73)%

Net assets, end of period (000s)		$ 96,680		$ 87,783		$ 97,363		$ 193,402		$ 46,097		$ 15,351

Ratio of gross expenses to average
	net assets (3)(6)	1.55%	(8)	1.65%		1.62%		1.60%		1.72%		2.65%
Ratio of net expenses to average
	net assets (6)	1.55%	(8)	1.65%		1.62%		1.60%		1.96%	(4)	2.00%
Ratio of net investment income (loss)
	to average net assets (6)(7)	0.31%	(8)	0.94%		0.41%		(0.20)%		(0.53)%		0.22%

Portfolio Turnover Rate		46%	(9)	151%		262%		251%		263%		228%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(5)	Amount represents less than $0.01 per share.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Annualized
(9)	Not annualized

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Six Months
		Ended		Year		Year		Year		Year		Year
		January 31,		Ended		Ended		Ended		Ended		Ended
		2014		July 31,		July 31,		July 31,		July 31,		July 31,
Class C Shares		(Unaudited)		2013		2012		2011		2010		2009
Net asset value, beginning of period		$ 9.12		$ 7.94		$ 9.43		$ 7.68		$ 7.05		$ 9.21

Activity from investment operations:
	Net investment income (loss) (1)	(0.02)		0.02		(0.03)		(0.08)		(0.10)		(0.03)
	Net realized and unrealized
	gain (loss) on investments	0.54		1.24		(0.90)		1.83		0.72		(2.12)
Total from investment operations		0.52		1.26		(0.93)		1.75		0.62		(2.15)

Paid-in-capital from redemption fees		0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)	0.01		0.00	(5)

Less distributions from:
	Net investment income	-		(0.08)		-		-		-		(0.01)
	Net realized gains	-		-		(0.56)		-		-		-
Total distributions		-		(0.08)		(0.56)		-		-		(0.01)

Net asset value, end of period		$ 9.64		$ 9.12		$ 7.94		$ 9.43		$ 7.68		$ 7.05

Total return (2)		5.70%	(9)	16.09%		(9.66)%		22.79%		8.94%		(23.28)%

Net assets, end of period (000s)		$ 56,368		$ 46,823		$ 52,697		$ 58,022		$ 25,653		$ 6,370

Ratio of gross expenses to average
	net assets (3)(6)	2.30%	(8)	2.40%		2.37%		2.35%		2.47%		3.41%
Ratio of net expenses to average
	net assets (6)	2.30%	(8)	2.40%		2.37%		2.35%		2.71%	(4)	2.75%
Ratio of net investment income (loss)
	to average net assets (6)(7)	(0.47)%	(8)	0.25%		(0.33)%		(0.90)%		(1.28)%		(0.41)%

Portfolio Turnover Rate		46%	(9)	151%		262%		251%		263%		228%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(5)	Amount represents less than $0.01 per share.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Annualized
(9)	Not annualized

See accompanying notes to consolidated financial statements.

Arrow DWA Tactical Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Period
	January 31,		Ended		Ended
	2014		July 31,		July 31,
Institutional Class Shares	(Unaudited)		2013		2012 (1)
Net asset value, beginning of period	$ 9.39		$ 8.18		$ 8.15

Activity from investment operations:
Net investment income (loss) (2)	0.03		0.09		0.04
Net realized and unrealized
gain (loss) on investments	0.56		1.30		(0.01)
Total from investment operations	0.59		1.39		0.03

Paid-in-capital from redemption fees	-	(8)	-	(8)	-

Less distributions from:
Net investment income	-		(0.18)		-
Total distributions	-		(0.18)		-

Net asset value, end of period	$ 9.98		$ 9.39		$ 8.18

Total return (3)	6.28%	(5)	17.31%		0.37%	(5)

Net assets, end of period (000s)	$ 58,660		$ 41,106		$ 26,922

Ratio of expenses to average
net assets (6)	1.30%	(4)	1.40%		1.37%	(4)
Ratio of net investment income
to average net assets (6)(7)	0.57%	(4)	1.10%		1.43%	(4)

Portfolio Turnover Rate	46%	(5)	151%		262%	(5)

(1)	The Institutional Class shares of the Arrow DWA Tactical Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year		Year
	January 31,		Ended		Ended	Ended	Ended		Ended
	2014		July 31,		July 31,	July 31,	July 31,		July 31,
Class A Shares	(Unaudited)		2013		2012	2011	2010		2009
Net asset value, beginning of period	$ 8.12		$ 8.19		$ 8.69	$ 8.14	$ 8.67		$ 10.13

Activity from investment operations:
Net investment income (loss) (1)	(0.10)		(0.00)	(5)	0.01	0.05	0.08		0.05
Net realized and unrealized
gain (loss) on investments	0.04		(0.07)		(0.36)	0.50	(0.61)		(1.21)
Total from investment operations	(0.06)		(0.07)		(0.35)	0.55	(0.53)		(1.16)

Paid-in-capital from redemption fees (5)	0.00		0.00		0.00	0.00	0.00		0.00

Less distributions from:
Net investment income	-		-		(0.15)	-	-		(0.30)
Total distributions	-		-		(0.15)	-	-		(0.30)

Net asset value, end of period	$ 8.06		$ 8.12		$ 8.19	$ 8.69	$ 8.14		$ 8.67

Total return (2)	(0.74)%	(9)	(0.85)%		(4.05)%	6.76%	(6.11)%		(11.48)%

Net assets, end of period (000s)	$ 5,369		$ 6,257		$ 14,828	$ 33,195	$ 36,455		$ 59,882

Ratio of gross expenses to average
net assets, including interest expense (4)(6)	3.03%	(8)	2.03%		1.86%	1.75%	1.67%	(3)	1.52%	(3)
Ratio of net expenses to average
net assets, including interest expense (6)	3.03%	(8)	2.03%		1.86%	1.75%	1.66%	(3)	1.47%	(3)
Ratio of net expenses to average
net assets, excluding interest expense (6)	3.03%	(8)	2.03%		1.86%	1.75%	1.66%		1.40%
Ratio of net investment income (loss)
to average net assets (6)(7)	(2.43)%	(8)	(0.02)%		0.16%	0.60%	0.89%		0.54%

Portfolio Turnover Rate	575%	(9)	28%		25%	47%	172%		368%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the year.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Amount represents less than $0.01 per share.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Annualized
(9) Not annualized

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year		Year
	January 31,		Ended	Ended	Ended	Ended		Ended
	2014		July 31,	July 31,	July 31,	July 31,		July 31,
Class C Shares	(Unaudited)		2013	2012	2011	2010		2009
Net asset value, beginning of period	$ 7.91		$ 8.04	$ 8.49	$ 8.02	$ 8.60		$ 10.10

Activity from investment operations:
Net investment income (loss) (1)	(0.12)		(0.06)	(0.04)	(0.02)	0.01		(0.02)
Net realized and unrealized
gain (loss) on investments	0.04		(0.07)	(0.36)	0.49	(0.59)		(1.21)
Total from investment operations	(0.08)		(0.13)	(0.40)	0.47	(0.58)		(1.23)

Paid-in-capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00		0.00

Less distributions from:
Net investment income	-		-	(0.05)	-	-		(0.27)
Total distributions	-		-	(0.05)	-	-		(0.27)

Net asset value, end of period	$ 7.83		$ 7.91	$ 8.04	$ 8.49	$ 8.02		$ 8.60

Total return (2)	(1.01)%	(9)	(1.62)%	(4.74)%	5.86%	(6.74)%		(12.18)%

Net assets, end of period (000s)	$ 1,045		$ 1,390	$ 2,086	$ 3,026	$ 5,882		$ 9,834

Ratio of gross expenses to average
net assets, including interest expense (4)(6)	3.78%	(8)	2.78%	2.61%	2.52%	2.42%	(3)	2.27%	(3)
Ratio of net expenses to average
net assets, including interest expense (6)	3.78%	(8)	2.78%	2.61%	2.52%	2.40%	(3)	2.22%	(3)
Ratio of net expenses to average
net assets, excluding interest expense (6)	3.78%	(8)	2.78%	2.61%	2.52%	2.40%		2.15%
Ratio of net investment income (loss)
to average net assets (6)(7)	(3.18)%	(8)	(0.76)%	(0.43)%	(0.22)%	0.15%		(0.23)%

Portfolio Turnover Rate	575%	(9)	28%	25%	47%	172%		368%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets including the interest expense associated with reverse repurchase agreement transactions during the year.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Amount represents less than $0.01 per share.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Annualized
(9) Not annualized

See accompanying notes to consolidated financial statements.

Arrow Alternative Solutions Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Period
	January 31,		Ended	Ended
	2014		July 31,	July 31,
Institutional Class Shares	(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 8.15		$ 8.20	$ 8.34

Activity from investment operations:
Net investment income (loss) (2)	(0.09)		0.02	0.01
Net realized and unrealized
loss on investments	0.04		(0.07)	(0.15)
Total from investment operations	(0.05)		(0.05)	(0.14)

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00

Net asset value, end of period	$ 8.10		$ 8.15	$ 8.20

Total return (3)	(0.61)%	(5)	(0.61)%	(1.68)%	(5)

Net assets, end of period (000s)	$ 568		$ 768	$ 1,330

Ratio of expenses to average
net assets (7)	2.78%	(4)	1.76%	1.61%	(4)
Ratio of net investment income (loss)
to average net assets (7)(8)	(2.17)%	(4)	0.25%	0.51%	(4)

Portfolio Turnover Rate	575%	(5)	28%	25%	(5)

(1)	The Institutional Class shares of the Arrow Alternative Solutions Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Period
	January 31,		Ended		Ended		Ended		Ended
	2014		July 31,		July 31,		July 31,		July 31,
Class A Shares	(Unaudited)		2013		2012		2011		2010 (1)
Net asset value, beginning of period	$ 8.52		$ 8.77		$ 10.40		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.09)		(0.13)		(0.14)		(0.18)		(0.05)
Net realized and unrealized
gain (loss) on investments	0.06		(0.12)		(1.47)		1.24		(0.40)
Total from investment operations	(0.03)		(0.25)		(1.61)		1.06		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	-		-		(0.02)		(0.21)		-
Total distributions	-		-		(0.02)		(0.21)		-

Net asset value, end of period	$ 8.49		$ 8.52		$ 8.77		$ 10.40		$ 9.55

Total return (3)	(0.35)%	(7)	(2.85)%		(15.49)%		11.12%		(4.50)%	(7)

Net assets, end of period (000s)	$ 6,349		$ 23,539		$ 84,665		$ 94,597		$ 3,738

Ratio of gross expenses to average
net assets (4)	2.25%	(6)	1.67%		1.50%		1.65%		10.78%	(6)
Ratio of net expenses to average
net assets	2.25%	(6)	1.67%		1.50%		1.79%	(5)	2.00%	(6)
Ratio of net investment loss
to average net assets	(2.20)%	(6)	(1.54)%		(1.44)%		(1.68)%		(1.96)%	(6)

Portfolio Turnover Rate	0%	(7)	70%		35%		66%		216%	(7)

(1)	The Class A shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year		Year		Period
	January 31,		Ended		Ended		Ended		Ended
	2014		July 31,		July 31,		July 31,		July 31,
Class C Shares	(Unaudited)		2013		2012		2011		2010 (1)
Net asset value, beginning of period	$ 8.36		$ 8.66		$ 10.33		$ 9.55		$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.13)		(0.18)		(0.18)		(0.26)		(0.07)
Net realized and unrealized
gain (loss) on investments	0.07		(0.12)		(1.49)		1.23		(0.38)
Total from investment operations	(0.06)		(0.30)		(1.67)		0.97		(0.45)

Paid-in-capital from redemption fees	0.00	(8)	0.00	(8)	0.00	(8)	0.00	(8)	-

Less distributions from:
Net investment income	-		-		-		(0.19)		-
Total distributions	-		-		-		(0.19)		-

Net asset value, end of period	$ 8.30		$ 8.36		$ 8.66		$ 10.33		$ 9.55

Total return (3)	(0.72)%	(7)	(3.46)%		(16.17)%		10.16%		(4.50)%	(7)

Net assets, end of period (000s)	$ 1,486		$ 2,802		$ 4,501		$ 3,526		$ 180

Ratio of gross expenses to average
net assets (4)	3.00%	(6)	2.42%		2.25%		2.36%		9.20%	(6)
Ratio of net expenses to average
net assets	3.00%	(6)	2.42%		2.25%		2.54%	(5)	2.75%	(6)
Ratio of net investment loss
to average net assets	(3.04)%	(6)	(2.26)%		(1.84)%		(2.42)%		(2.70)%	(6)

Portfolio Turnover Rate	0%	(7)	70%		35%		66%		216%	(7)

(1)	The Class C shares of the Arrow Managed Futures Strategy Fund commenced operations on April 30, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(6) Annualized.
(7) Not annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Period
	January 31,		Ended	Ended
	2014		July 31,	July 31,
Institutional Class Shares	(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 8.55		$ 8.78	$ 9.15

Activity from investment operations:
Net investment loss (2)	(0.08)		(0.09)	(0.06)
Net realized and unrealized
loss on investments	0.09		(0.14)	(0.31)
Total from investment operations	0.01		(0.23)	(0.37)

Paid-in-capital from redemption fees (6)	0.00		0.00	0.00

Net asset value, end of period	$ 8.56		$ 8.55	$ 8.78

Total return (3)	0.12%	(5)	(2.62)%	(4.04)%	(5)

Net assets, end of period (000s)	$ 1,259		$ 7,564	$ 2,587

Ratio of expenses to average
net assets	2.00%	(4)	1.42%	1.25%	(4)
Ratio of net investment loss
to average net assets	(1.90)%	(4)	(1.26)%	(1.14)%	(4)

Portfolio Turnover Rate	0%	(5)	70%	35%	(5)

(1)	The Institutional Class shares of the Arrow Managed Futures Strategy Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Annualized.
(5) Not annualized.
(6) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2014		July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2013	2012	2011 (1)
Net asset value, beginning of period	$ 8.13		$ 9.01	$ 10.89	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.08)		(0.17)	(0.19)	(0.12)
Net realized and unrealized
gain (loss) on investments	(0.03)		(0.71)	(1.26)	1.01
Total from investment operations	(0.11)		(0.88)	(1.45)	0.89

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-		-	(0.43)	-
Total distributions	-		-	(0.43)	-

Net asset value, end of period	$ 8.02		$ 8.13	$ 9.01	$ 10.89

Total return (3)	(1.35)%	(6)	(9.77)%	(13.33)%	8.90%	(6)

Net assets, end of period (000s)	$ 9,976		$ 6,773	$ 11,485	$ 17,386

Ratio of gross expenses to average
net assets (4)	2.62%	(5)	2.45%	2.22%	2.72%	(5)
Ratio of net expenses to average
net assets	2.00%	(5)	2.00%	2.00%	2.00%	(5)
Ratio of net investment loss
to average net assets	(1.97)%	(5)	(1.93)%	(1.94)%	(1.86)%	(5)

Portfolio Turnover Rate	367%	(6)	132%	727%	754%	(6)

(1)	The Class A shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2014		July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2013	2012	2011 (1)
Net asset value, beginning of period	$ 7.99		$ 8.93	$ 10.85	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.11)		(0.24)	(0.24)	(0.16)
Net realized and unrealized
gain (loss) on investments	(0.02)		(0.70)	(1.27)	1.01
Total from investment operations	(0.13)		(0.94)	(1.51)	0.85

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-		-	(0.41)	-
Total distributions	-		-	(0.41)	-

Net asset value, end of period	$ 7.86		$ 7.99	$ 8.93	$ 10.85

Total return (3)	(1.63)%	(6)	(10.53)%	(13.93)%	8.50%	(6)

Net assets, end of period (000s)	$ 244		$ 303	$ 747	$ 625

Ratio of gross expenses to average
net assets (4)	3.37%	(5)	3.19%	2.97%	3.29%	(5)
Ratio of net expenses to average
net assets	2.75%	(5)	2.75%	2.75%	2.75%	(5)
Ratio of net investment loss
to average net assets	(2.72)%	(5)	(2.68)%	(2.69)%	(2.62)%	(5)

Portfolio Turnover Rate	367%	(6)	132%	727%	754%	(6)

(1)	The Class C shares of the Arrow Commodity Strategy Fund commenced operations on December 31, 2010.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Period
	January 31,		Ended	Ended
	2014		July 31,	July 31,
Class C Shares	(Unaudited)		2013	2012 (1)
Net asset value, beginning of period	$ 8.16		$ 9.01	$ 9.63

Activity from investment operations:
Net investment loss (2)	(0.07)		(0.15)	(0.00)	(7)
Net realized and unrealized
loss on investments	(0.02)		(0.70)	(0.62)
Total from investment operations	(0.09)		(0.85)	(0.62)

Paid-in-capital from redemption fees (7)	0.00		0.00	0.00

Net asset value, end of period	$ 8.07		$ 8.16	$ 9.01

Total return (3)	(1.23)%	(6)	(9.43)%	(6.44)%	(6)

Net assets, end of period (000s)	$ 181		$ 177	$ -

Ratio of gross expenses to average
net assets (4)	2.37%	(5)	2.30%	1.97%	(5)
Ratio of net expenses to average
net assets	1.75%	(5)	1.75%	1.75%	(5)
Ratio of net investment loss
to average net assets	(1.72)%	(5)	(1.69)%	(1.69)%	(5)

Portfolio Turnover Rate	367%	(6)	132%	727%	(6)

(1)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

January 31, 2013

1.

ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Strategy Fund (“AMFSF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 23, 2011, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies.   ADBF, ADTF, ACSF and AMFSF are non-diversified funds.   AASF is a diversified fund.  ADBF and ADTF are each a “fund of funds.”   The Funds each have three distinct share classes; Class A, Class C, and Institutional Class shares. ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.   ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.   AASF seeks capital appreciation with an emphasis on absolute (positive) returns, low volatility, and low correlation to equity markets.  AMFSF seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class C and Institutional Class shares are offered at net asset value.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

(“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary Index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 272,696,279	$ -	$ -	$ 272,696,279
Short-Term Investment	17,698,422	-	-	17,698,422
Total	$ 290,394,701	$ -	$ -	$ 290,394,701
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 266,462	$ -	$ -	$ 266,462
Total	$ 266,462	$ -	$ -	$ 266,462

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 208,974,507	$ -	$ -	$ 208,974,507
Short-Term Investment	4,418,963	-	-	4,418,963
Total	$ 213,393,470	$ -	$ -	$ 213,393,470

            Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 877,697	$ -	$ -	$ 877,697
Corporate Bond	-	63,920	-	63,920
U.S. Government and Agency Obligations	-	1,027,213	-	1,027,213
Purchased Put Option	2,200	-	-	2,200
Short-Term Investments	695,810	2,999,931	-	3,695,741
Total	$ 1,575,707	$ 4,091,064	$ -	$ 5,666,771
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts	$ -	$ 7,942	$ -	$ 7,942
Variation Margin-Open Futures Contracts	33,747	-	-	33,747
Total	$ 33,747	$ 7,942	$ -	$ 41,689

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligations	$ -	$ 6,999,890	$ -	$ 6,999,890
Variation Margin-Open Futures Contracts	11,066	-	-	11,066
Short-Term Investments	1,438,308	-	-	1,438,308
Total	$ 1,449,374	$ 6,999,890	$ -	$ 8,449,264

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Notes	$ 261,280	$ -	$ -	$ 261,280
Short-Term Investments	992,778	8,199,938	-	9,192,716
Total	$ 1,254,058	$ 8,199,938	$ -	$ 9,453,996
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Futures Contracts	$ 412,961	$ -	$ -	$ 412,961
Total	$ 412,961	$ -	$ -	$ 412,961

There were no transfers into or out of Level 1 and Level 2 during the current year. It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2, and Level 3 at the end of the year.

The Funds did not hold any Level 3 securities during the year.

See Consolidated Portfolios of Investments for investments and derivatives segregated by type and underlying exposure.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

Consolidation of Subsidiaries – ADWAB Fund Limited (ADB-CFC), ADWAT Fund Limited (ADT-CFC), Northern Lights SPC (AAS-CFC), Arrow MFS Fund Limited (AMFS-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, AASF, AMFSF and ACSF include the accounts of ADB-CFC, ADT-CFC, AAS-CFC, AMFS-CFC and ACS-CFC, respectively, which are wholly-owned and controlled subsidiaries.   All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives.   In accordance with their investment objectives and through their exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Funds’ Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at January 31, 2014	% Of Total Net Assets at January 31, 2014
ADB-CFC	12/5/2012	$ 1,151,785	0.40%
ADT-CFC	12/12/2011	431,125	0.20%
AAS-CFC	11/6/2009	1,467,888	20.99%
AMFS-CFC	7/23/2010	1,925,769	21.14%
ACS-CFC	1/3/2011	1,566,731	15.05%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – ADBF, ADTF, AASF, AMFSF and ACSF are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security   underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure –

Fair Values of Derivative Instruments in ADBF as of January 31, 2014:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Foreign exchange contracts:	Due from broker-variation margin,Net Assets - Net Unrealized Depreciation	$ -	*	Due to broker-variation margin,Net Assets - Net Unrealized Depreciation	$ 266,462

		$ -			$ 266,462

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

Fair Values of Derivative Instruments in AASF as of January 31, 2014:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; Commodity, interest rate, credit, foreign exchange and equity contracts:				Unrealized depreciation on swap contracts
				Net Assets - Net Unrealized Depreciation	$ 7,942*
Equity contracts:	Due from broker-variation margin,Net Assets - Net Unrealized Appreciation		*	Due from broker-variation margin,Net Assets - Net Unrealized Appreciation	31,950

Equity option contracts:	Investment securities at value	2,200			-

Interest rate contracts:	Due from broker-variation margin, Net Assets - Net Unrealized			Due from broker-variation margin,Net Assets
	Appreciation		*	Net Unrealized Appreciation	1,797*

		$ 2,200			$ 41,689

Fair Values of Derivative Instruments in AMFSF as of January 31, 2014:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Depreciation	$ 15,651	*	Depreciation	$ 2,719*

Foreign exchange contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized	1,866*
	Net Unrealized Depreciation		*	Depreciation

		$ 15,651			$ 4,585

Fair Values of Derivative Instruments in ACSF as of January 31, 2014:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Commodity contracts:	Variation margin - due from broker, Net Assets -			Variation margin - due to broker, Net Assets - Net Unrealized
	Net Unrealized Depreciation	$ 157,282	*	Depreciation	$ 570,243*

		$ 157,282			$ 570,243

* Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Consolidated Portfolio of Investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

The effect of Derivative Instruments on the Consolidated Statements of Operations for the six months ended January 31, 2014:

ADBF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	$ (273,131)	$ (46,764)

	AASF		Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts:	Net realized gain (loss) from security transactions,
futures contracts, swaps and purchased options/
Net change in unrealized appreciation (depreciation) from
	security transactions, futures contracts, swaps and purchased options	$ 52,363	$ (65,450)

Mixed; Commodity, interest rate,	Net realized gain (loss) from security transactions, futures contracts,
credit, foreign exchange contracts:	and swaps/Net change in unrealized
appreciation (depreciation) from security transactions,
	futures contracts, swaps and purchased options	(129,108)	$ 187,834

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	13,422	(22,860)

Total		$ (63,323)	$ 99,524

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

AMFSF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	$ (485,070)	$ 306,527

Equity contracts:	Net realized gain (loss) from equity contracts/Net
change in unrealized appreciation (depreciation) from
	equity contracts	(110,000)	1,350

Interest rate contracts:	Net realized gain (loss) from futures contracts/Net
change in unrealized appreciation (depreciation) from
	futures contracts	(21,711)	554

Foreign exchange contracts:	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	122,446	(37,206)

Total		$ (494,335)	$ 271,225

ACSF
Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Contracts	Net realized gain (loss) from futures contracts
/Net change in unrealized
	appreciation (depreciation) from futures contracts	$ (429,203)	$ 395,036

Total		$ (429,203)	$ 395,036

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with Union Bank, National Association (“UB”).  Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions.  Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing.  The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing.  At January 31, 2014, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund ’ s policy is to recognize a net asset or liability equal to the unrealized for futures and swaps contracts. During the period ended January 31, 2014 , each Fund is subject to a master netting arrangement for the futures and swaps.  The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2014 ..

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received		Net Amount
Arrow Managed Futures Strategy Fund
Future Contracts	$ 15,651	$ -	$ 15,651	$ -	$ 15,651	(1)	$ -
Total	$ 15,651	$ -	$ -	$ -	$ -		$ -
Arrow Commodity Fund
Future Contracts	$ 157,282	$ -	$ 157,282	$ -	$ 157,282	(1)	$ -
Total	$ 157,282	$ -	$ 157,282	$ -	$ 157,282		$ -

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

Liabilties:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Arrow DWA Balanced Fund
Future Contracts	$ 266,462	$ -	$ 266,462	$ -	$ 266,462	(1)	$ -
Total	$ 266,462	$ -	$ 266,462	$ -	$ 266,462		$ -
Arrow Alternative Solutions Fund
Swaps Contracts	$ 7,972	$ -	$ 7,972	$ -	$ 7,972	(1)	$ -
Future Contracts	$ 33,747	$ -	$ 33,747	$ -	$ 33,747	(1)	$ -
Total	$ 41,719	$ -	$ 41,719	$ -	$ 41,719		$ -
Arrow Managed Futures Strategy Fund
Future Contracts	$ 4,585	$ -	$ 4,585	$ -	$ 4,585	(1)	$ -
Total	$ 4,585	$ -	$ 4,585	$ -	$ 4,585		$ -
Arrow Commodity Fund
Future Contracts	$ 570,243	$ -	$ 570,243	$ -	$ 570,243	(1)	$ -
Total	$ 570,243	$ -	$ 570,243	$ -	$ -		$ -

(1) Any over-collateralization of total financial instruments is not shown.

4.

INVESTMENT TRANSACTIONS

For the six months ended January 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

5.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, LLC (“DWA”) as the sub-advisor to ADBF and ADTF.  The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an advisory agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFSF average daily net assets and 0.80% of ACSF average daily net assets.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until November 30, 2013 to waive a portion of its advisory fee and has agreed to reimburse Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Institutional Class
ACSF	2.00%	2.75%	1.75%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and ACSF’S operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expense to exceed the limitation.  If the Fund's operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended.

The following amounts are subject to recapture by ACSF by the following dates:

	7/31/2014	7/31/2015	7/31/2016	Totals
ACSF	$ 43,812	$ 35,088	$ 47,421	$ 126,321

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. Effective March 1, 2014, Archer Distributors, LLC will serve as the Funds’ distributor.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of GFS. For the six months ended January 31, 2014, the Distributor received $24,769 in underwriting commissions for sales of Class A shares, of which $45,135 was retained by the principal underwriter or other affiliated broker-dealers.

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts due to GFS are reported as fees payable to other affiliates in the Consolidated Statements of Assets and Liabilities.

6.

REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the six months ended January 31, 2014, ADBF, ADTF, AASF, AMFSF and ACSF assessed $378, $4,728, $281, $768 and $6 respectively, in redemption fees.

7.

INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities.   Companies which are affiliates of a Fund at January 31, 2014 are noted in the Funds’ Portfolios of Investments.   Transactions during the period with companies which are affiliates are as follows:

Arrow DWA Balanced Fund
Description	Value - Beginning of Year	Purchases	Sales Proceeds	Dividends Credited to Income	Value -End of Year

iShares MSCI Belgium Capped	9,059,217	199,395	517,632	466,957	9,516,814
Investable Market Index

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

8.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended July 31, 2013 and July 31, 2012 were as follows:

July 31, 2013
	Ordinary	Long-Term
	Income	Capital Gain	Total
ADBF	$ -	$ -	$ -
ADTF	2,384,504	-	2,384,504
AASF	-	-	-
AMFSF	-	-	-
ACSF	-	-	-

July 31, 2013
	Ordinary	Long-Term
	Income	Capital Gain	Total
ADBF	$ 57,289	$ -	$ 57,289
ADTF	9,206,888	7,016,409	16,223,297
AASF	525,519	-	525,519
AMFSF	358,669	-	358,669
ACSF	588,821	-	588,821

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Other	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	Book/Tax	and	Carry	Appreciation/	Accumulated
	Income	Gains	Differences	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
ADBF	$ -	$ -	$ (1,528,151)	$ (494,048)	$ (9,069,520)	$ 35,510,579	$ 24,418,860
ADTF	-	-	-	(558,001)	(30,073,938)	27,019,509	(3,612,430)
AASF	-	-	(2,621,821)	(5,583)	(2,703,101)	160,996	(5,169,509)
AMFSF	-	-	(23,566,568)	(421,482)	(433,593)	(132,170)	(24,553,813)
ACSF	-	-	(3,152,817)	(113,710)	(110,946)	(13,308)	(3,390,781)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for losses from the Funds’ wholly owned subsidiaries, tax deferral of losses on wash sales and mark-to-market on open futures and swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

Late Year
Losses
ADBF	$ 494,048
ADTF	558,001
AASF	5,583
AMFSF	386,648
ACSF	105,452

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
ADBF	$ -
ADTF	-
AASF	-
AMFSF	34,834
ACSF	8,258

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At July 31, 2013, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses, security paydown gains and losses, and adjustments for partnerships, resulted in reclassification for the year ended July 31, 2013 as follows:

	Short-Term	Long-Term	Total	Expiration

ADBF	$ 9,069,520	$ -	$ 9,069,520	July 31, 2018
ADTF	28,986,821	1,087,117	30,073,938	No Expiration
AASF	567,281	-	567,281	July 31, 2017
	2,135,820	-	2,135,820	July 31, 2018
	2,703,101	-	2,703,101
AMFSF	123,374	-	123,374	July 31, 2019
	292,737	17,482	310,219	No Expiration
	416,111	17,482	433,593
ACSF	30,096	-	30,096	July 31, 2019
	80,850	-	80,850	No Expiration
	110,946	-	110,946

The Arrow Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2013

	Accumulated	Accumulated	Paid
	Net Investment	Net Realized	In
	Loss	Loss	Capital
ADBF	$ (88,352)	$ 88,352	$ -
ADTF	(6,088)	6,088	-
AASF	8,858	(8,858)	-
AMFSF	1,673,948	-	(1,673,948)
ACSF	276,627	-	(276,627)

9.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Arrow Funds

EXPENSE EXAMPLES (Unaudited)

January 31, 2014

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Strategy Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 through January 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/13	Ending Account Value 8/31/13	Expenses Paid During Period* 8/1/13 – 1/31/14	Expense Ratio During Period** 8/1/13 – 1/31/14
DWA Balanced Class A	1,000.00	1,042.90	$7.83	1.52%
DWA Balanced Class C	1,000.00	1,039.00	11.67	2.27
DWA Balanced Institutional Class	1,000.00	1,043.50	6.54	1.27
DWA Tactical Class A	1,000.00	1061.80	8.06	1.55
DWA Tactical Class C	1,000.00	1,057.00	11.94	2.30
DWA Tactical Institutional Class	1,000.00	1,062.80	6.76	1.30
Alternative Solutions Class A	1,000.00	992.60	15.22	3.03
Alternative Solutions Class C	1,000.00	989.90	18.96	3.78
Alternative Solutions Institutional Class	1,000.00	993.90	13.97	2.78
Managed Futures Strategy Class A	1,000.00	996.50	11.32	2.25
Managed Futures Strategy Class C	1,000.00	992.80	15.07	3.00
Managed Futures Strategy Institutional Class	1,000.00	1,001.20	10.09	2.00
Commodity Strategy Class A	1,000.00	986.50	10.01	2.00
Commodity Strategy Class C	1,000.00	983.70	13.75	2.75
Commodity Strategy Institutional Class	1,000.00	987.70	8.77	1.75

The Arrow Funds

EXPENSE EXAMPLES (Continued)

January 31, 2014 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/13	Ending Account Value 1/31/14	Expenses Paid During Period* 8/1/13 – 1/31/14	Expense Ratio During Period** 8/1/13 – 1/31/14
DWA Balanced Class A	$1,000.00	$1,017.54	$7.73	1.52%
DWA Balanced Class C	1,000.00	1,013.76	11.52	2.27
DWA Balanced Institutional Class DWA Tactical Class A	1,000.00 1,000.00	1,018.80 1,017.39	6.46 7.89	1.27 1.55
DWA Tactical Class C	1,000.00	1,013.60	11.69	2.30
DWA Tactical Institutional Class Alternative Solutions Class A	1,000.00 1,000.00	1,018.65 1,009.93	6.61 15.35	1.30 3.03
Alternative Solutions Class C	1.000.00	1,006.15	19.11	3.78
Alternative Solutions Institutional Class Managed Futures Strategy Class A	1,000.00 1,000.00	1,011.19 1,013.86	14.09 11.42	2.78 2.25
Managed Futures Strategy Class C	1,000.00	1,010.08	15.20	3.00
Managed Futures Strategy Institutional Class Commodity Strategy Class A	1,000.00 1,000.00	1,015.12 1,015.12	10.16 9.65	2.00 2.00
Commodity Strategy Class C	1,000.00	1,011.34	13.94	2.75
Commodity Strategy Institutional Class	1,000.00	1,016.38	8.89	1.75

*Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

The Arrow Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2014 (Unaudited)

Renewal of the Investment Advisory Agreement between the Trust and the Adviser

In connection with the September 11, 2013 meeting of the Board of Trustees (the “Board” or the “Trustees”) of Arrow Investments Trust (the "Trust"), including a majority of the Trustees who are not interested persons as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), the Board discussed the renewal of the advisory agreement between Arrow Investment Advisors, LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Alternative Solutions Fund, DWA Balanced Fund, DWA Tactical Fund, Managed Futures Fund and Commodity Strategy Fund  (the “Funds”).  In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.  In its consideration of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services provided by the Adviser to the Fund.  The Board reviewed information regarding the Adviser’s efforts in the area of compliance and brokerage allocation.  The Trustees discussed the Adviser’s personnel, and the high level of service provided to the Funds.  They also noted favorably the financial strength of the Adviser.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, and both the experience of and recent changes to its fund management personnel.  The Trustees noted that the Adviser continues to reinvest in the business of the Trust, as evidenced by its prospective launch of the new funds.  The Trustees noted the Adviser had reported no litigation or administrative actions during the last 12 months.  It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the Fund under the Agreement.

Fees and Expenses.  The Trustees reviewed information regarding comparative fees charged by the Adviser to other accounts managed by the Adviser, as well as fees charged by advisers to a peer group of funds.  With respect to the DWA Balanced Fund, they noted the management fee of 1.00% and expense ratio of 1.55% were higher than the peer group averages of 0.91% and 1.25%, respectively.  They noted the management fee was among the highest in the peer group, but the expense ratio is within the range (0.28% - 1.70%) for the peer group presented.    With respect to the Alternative Solutions Fund, they noted the management fee of 0.75% and expense ratio of 1.86% were both well below the peer group averages of 0.99% and 2.05%, respectively.  As to DWA Tactical, the Trustees noted the management fee of 1.00% was in line with the peer group average of 1.00%.  They further considered that although the Fund’s expense ratio of 1.62% was higher than the average, 1.33%, it was well within the range presented (0.43% - 2.16%).  As to Managed Futures Strategy, they noted the management fee of 0.85% was significantly less than the average fee of 1.32%, and the expense ratio of 1.50% was also competitive as compared to the peer group average of 2.02%. It was agreed that the lower comparable fee was appropriate in light of the index-based strategy employed by the Adviser.   Finally, with respect to the Commodity Strategy Fund, they noted the management fee was in line with the peer group average, 0.80% vs. 0.82%, respectively.  After further discussion, in consideration of the comparative fees reviewed and discussed, and the level of service provided to the Funds, the Trustees agreed that each Fund’s management fee and corresponding expense ratio was reasonable.

Performance.  The Board, including the Independent Trustees, considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.  With respect to DWA Balanced, they noted the Fund had positive absolute returns over the year to date and annualized three year period, but had underperformed its peer group.  They noted, however, that the Fund’s recent performance was improved and more in line with the returns of the peer group (8.95% vs. 9.71% for the year to date period).  With respect to Alternative Solutions, the Trustees noted favorably the Fund’s positive and strong outperformance as compared to its peers for the year to date (0.12% vs. -2.19%) and three year annualized (0.52% vs -0.88%) periods.  With respect to DWA Tactical, the Board noted the Fund had significantly outperformed its peer group with returns of 14.93% vs 2.33% for the year to date period.  They further noted favorably the Fund’s outperformance of its peers in each of the periods shown.  They discussed with a representative of the Adviser recent changes to the Fund’s portfolio.  As to Managed Futures Strategy, the Trustees noted the challenging market for managed futures funds and agreed that the Fund’s returns for the year to date period were excellent.  They noted the Fund had not only outperformed its peers, but also provided a positive return for shareholders (0.47% vs. -2.41% for the peer group average) by moving away from certain strategies and leveraging the Adviser’s skill set.  Finally, with respect to Commodity Strategy they noted the Fund’s negative returns and underperformance relative to its peers for the year to date period (-11.05% vs. -8.83%), but considered the Fund outperformed its peers for the 1 year period.  They discussed the Fund’s negative performance noting that each of the funds in the peer group had realized negative returns for each of the periods since the Fund’s inception, but also noted that the Fund is performing reasonably well compared to most broad based commodity indexes.  The Board concluded that the Adviser’s past performance was acceptable and agreed that the Adviser had the expertise to continue to deliver good investment performance for the Funds.

Economies of Scale.  The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds.  They reviewed the Adviser’s projections for asset growth for each Fund over the next 12 months, and discussed the expense limitation agreements currently in place.  It was the consensus of the Board that, given the projected asset growth and in light of the economies currently being passed on to shareholders through the expense limitation agreements, the absence of breakpoints with respect to each Fund was acceptable at this time.

Profitability.    The Board considered the expenses of the Adviser, including sub-adviser fees, and profits  realized by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the Funds.  The Board also noted the Adviser does not realize additional benefits in the form of soft dollars or similar benefits.  The Board concluded that, based on the profitability analysis provided by the Adviser, it realized a modest profit in connection with 3 of the Funds, and realized a net loss in connection with its relationship with the remaining 2 Funds.  In response to a question related to the lack of profit from the 2 Funds, a representative of the Adviser assured the Board that the Adviser takes a long term view as to its relationship with the Funds.   After further discussion, the Trustees agreed that the Adviser’s profitability was not unreasonable.

Conclusion.  During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement.  Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Advisory Agreement.

Renewal of the Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey Wright and Associates, LLC

In connection with the September 11, 2013 meeting of the Board of Trustees (the “Board” or the “Trustees”) of Arrow Investments Trust (the "Trust"), including a majority of the Trustees who are not interested persons as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), the Board discussed the renewal of the sub-advisory agreement between Arrow Investment Advisors, LLC (“Arrow”) and Dorsey, Wright & Associates (“DWA”) (the “Sub-Advisory Agreement”) with respect to the DWA Balanced Fund and the DWA Tactical Fund (the “Funds”).  In considering the renewal of the Sub-Advisory Agreement, the Board received materials specifically relating to the Sub-Advisory Agreement.  In its consideration of the Sub-Advisory Agreement, the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services.  At the meeting, the Board examined the nature, extent and quality of the services provided by DWA to the Funds.    The Trustees noted Arrow’s long standing relationship with DWA dating back to 2006 with respect to the Balanced Fund and 2008 with respect to the Tactical Fund.  They noted Arrow’s indication that DWA has been a good partner.  The Trustees considered the materials presented to them in advance of the meeting and discussed the nature of DWA’s operations, the quality of DWA’s compliance infrastructure and the experience of its fund management personnel.  The Trustees agreed that DWA’s experience and depth of expertise, as evidenced by the variety of funds and accounts it manages, was a benefit to the Funds and shareholders.  With respect to compliance they noted DWA not only employs a full time dedicated Chief Compliance Officer, but also partners with a third party compliance service provider to further add to its compliance infrastructure.  The Board acknowledged that DWA was not subject to an SEC or other regulatory examination nor had it been a party to any litigation since the last agreement renewal.  After further discussion, the Trustees agreed that DWA has the ability to continue to provide services to the Funds in line with the Board’s expectations.

Fees and Expenses.  The Trustees reviewed information regarding the costs of the services provided and profits realized by DWA.  It was stated that the sub-advisory fee being charged to Arrow funds for the management of both funds is 0.25%, which is lower than the customary fees charged by DWA for its separate accounts.  The Trustees were satisfied that Arrow had negotiated favorable sub-advisory fees.

Performance.  The Trustees reviewed the performance of each Fund from the inception of the Fund through July 19, 2013 in connection with the consideration of the renewal of the Advisory Agreement.  They noted, with respect to DWA Balanced, they noted the Fund had positive absolute returns over the year to date and annualized three year period, but had underperformed its peer group.  They noted, however, that the Fund’s recent performance was improved and more in line with the returns of the peer group (8.95% vs 9.71% for the year to date period).  With respect to Alternative Solutions, the Trustees noted favorably the Fund’s positive and strong outperformance as compared to its peers for the year to date (0.12% vs. -2.19%) and three year annualized (0.52% vs -0.88%) periods.  With respect to DWA Tactical, the Board noted the Fund had significantly outperformed its peer group  with returns of 14.93% vs 2.33% for the year to date period.  They further noted favorably the Fund’s outperformance of its peers in each of the periods shown.  They discussed with a representative of Arrow recent changes to the Fund’s portfolio.  As to Managed Futures Strategy, the Trustees noted the challenging market for managed futures funds and agreed that the Fund’s returns for the year to date period were excellent.  They noted the Fund had not only outperformed its peers, but also provided a positive return for shareholders (0.47% vs. -2.41% for the peer group average) by moving away from certain strategies and leveraging Arrow’s skill set.  Finally, with respect to Commodity Strategy they noted the Fund’s negative returns and underperformance relative to its peers for the year to date period (-11.05% vs. -8.83%), but considered the Fund outperformed its peers for the 1 year period.  They discussed the Fund’s negative performance noting that each of the funds in the peer group had realized negative returns for each of the periods since the Fund’s inception, but also noted that the Fund is performing reasonably well compared to most broad based commodity indexes.  The Trustees considered the investment performance of each Fund and stated that they were satisfied with the performance.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Fund.  The Trustees agreed that this was an adviser level issue and was considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Trustees that the lack of breakpoints was acceptable.

Profitability.  The Board considered the expenses of DWA, including sub-adviser fees, and profits realized by DWA in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Funds.  They noted DWA is not a party to any revenue sharing agreements and does not expect to realize any benefits in connection with its relationship with the Funds outside of the sub-advisory fee.  The Trustees discussed DWA’s profitability analysis, and agreed that the profit realized, in terms of percentage of revenue and actual dollars it realized was not unreasonable.  The Trustees concluded DWA has not reaped excessive profits from its relationship with the Funds.

Conclusion.  During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Sub-Advisory Agreement.  Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Sub-Advisory Agreement.

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

ARROW INVESTMENTS TRUST

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates LLC

9201 Forest Hill Avenue, Suite 100

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

       Joseph Barrato, President

Date

4/11/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

        Joseph Barrato, President

Date

4/11/14

By (Signature and Title)

/s/ Sam Singh

       Sam Singh, Treasurer

Date

4/11/14